Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2011
Reporting Segments
Schedule of business segments revenue disclosures

($ in millions)	2011	2010	2009
Revenues
Property-Liability
Property-liability insurance premiums
Standard auto	$16,500	$16,530	$16,642
Non-standard auto	799	905	966

Total auto	17,299	17,435	17,608
Homeowners	6,200	6,078	6,077
Other personal lines	2,443	2,442	2,510

Allstate Protection	25,942	25,955	26,195
Discontinued Lines and Coverages	—	2	(1)

Total property-liability insurance premiums	25,942	25,957	26,194
Net investment income	1,201	1,189	1,328
Realized capital gains and losses	85	(321)	(168)

Total Property-Liability	27,228	26,825	27,354
Allstate Financial
Life and annuity premiums and contract charges
Traditional life insurance	441	420	407
Immediate annuities with life contingencies	106	97	102
Accident and health insurance	643	621	460

Total life and annuity premiums	1,190	1,138	969
Interest-sensitive life insurance	1,015	991	944
Fixed annuities	33	39	45

Total contract charges	1,048	1,030	989

Total life and annuity premiums and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Realized capital gains and losses	388	(517)	(431)

Total Allstate Financial	5,342	4,504	4,591
Corporate and Other
Service fees	7	11	9
Net investment income	54	60	52
Realized capital gains and losses	30	11	16

Total Corporate and Other before reclassification of service fees	91	82	77
Reclassification of service fees (1)	(7)	(11)	(9)

Total Corporate and Other	84	71	68

Consolidated revenues	$32,654	$31,400	$32,013

(1)
For presentation in the Consolidated Statements of Operations, service fees of the Corporate and Other segment are reclassified to operating costs and expenses.

Schedule of business segments net income disclosures

($ in millions)	2011	2010	2009
Net income
Property-Liability
Underwriting (loss) income
Allstate Protection	$(857)	$525	$1,032
Discontinued Lines and Coverages	(25)	(31)	(32)

Total underwriting (loss) income	(882)	494	1,000
Net investment income	1,201	1,189	1,328
Income tax benefit (expense) on operations	30	(426)	(560)
Realized capital gains and losses, after-tax	54	(207)	(222)
Gain on disposition of operations, after-tax	—	3	—

Property-Liability net income	403	1,053	1,546
Allstate Financial
Life and annuity premiums and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Periodic settlements and accruals on non-hedge derivative instruments	70	51	14
Contract benefits and interest credited to contractholder funds	(3,378)	(3,613)	(3,655)
Operating costs and expenses and amortization of deferred policy acquisition costs	(898)	(804)	(872)
Restructuring and related charges	(1)	3	(25)
Income tax expense on operations	(240)	(214)	(148)

Operating income	507	444	336
Realized capital gains and losses, after-tax	250	(337)	(417)
Valuation changes on embedded derivatives that are not hedged, after-tax	(12)	—	—
DAC and DSI amortization related to realized capital gains and losses and valuation changes on embedded derivatives that are not hedged, after-tax	(108)	(29)	(153)
DAC and DSI unlocking related to realized capital gains and losses, after-tax	3	(12)	(219)
Reclassification of periodic settlements and accruals on non-hedge derivative instruments, after-tax	(45)	(33)	(9)
(Loss) gain on disposition of operations, after-tax	(5)	9	10

Allstate Financial net income (loss)	590	42	(452)
Corporate and Other
Service fees (1)	7	11	9
Net investment income	54	60	52
Operating costs and expenses (1)	(403)	(390)	(419)
Income tax benefit on operations	126	128	141

Operating loss	(216)	(191)	(217)
Realized capital gains and losses, after-tax	20	7	11
Business combination expenses, after-tax	(10)	—	—

Corporate and Other net loss	(206)	(184)	(206)

Consolidated net income	$787	$911	$888

(1)
For presentation in the Consolidated Statements of Operations, service fees of the Corporate and Other segment are reclassified to operating costs and expenses.

Additional significant financial performance data

($ in millions)	2011	2010	2009
Amortization of DAC
Property-Liability	$3,477	$3,517	$3,615
Allstate Financial	494	290	821

Consolidated	$3,971	$3,807	$4,436

Income tax expense
Property-Liability	$1	$314	$614
Allstate Financial	289	(1)	(66)
Corporate and Other	(118)	(124)	(136)

Consolidated	$172	$189	$412

Summarized data for total assets and investments

($ in millions)	2011	2010	2009
Assets
Property-Liability	$49,791	$47,536	$47,143
Allstate Financial	72,526	78,732	81,561
Corporate and Other	2,876	4,232	3,505

Consolidated	$125,193	$130,500	$132,209

Investments
Property-Liability	$35,998	$35,048	$34,526
Allstate Financial	57,373	61,582	62,216
Corporate and Other	2,247	3,853	3,091

Consolidated	$95,618	$100,483	$99,833